Wildermuth Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Interests, Shares, Principal, Amount, or Units	COMMON STOCK - 0.02%	Fair Value
11,397	AtlasClear Holdings, Inc. (b)	$2,860

	TOTAL COMMON STOCK (Cost $3,126,329)	2,860

	COMMODITY & NATURAL RESOURCE INVESTMENTS - 2.26%
1,976,034	Catalyst Resources, LLC (a)(b)(c)(e)(f)	225,995
2,066,031	Thunder Investment Partners, LLC (a)(c)(d)(e)(f)	112,204

	TOTAL COMMODITY & NATURAL RESOURCE INVESTMENTS (Cost $4,042,065)	338,199

	DIRECT PRIVATE EQUITY - 177.44%
41,751	Affinity Beverages, LLC (a)(b)(c)(e)	174,999
2,500	Clear Guide Medical, Inc. - Series A Preferred Stock (a)(b)(c)(d)(e)(f)	5,173,000
134,898	Clear Guide Medical, Inc. - Series A-2 Preferred Stock (a)(b)(c)(d)(e)(f)	988,000
763,283	Clear Guide Medical, Inc. - Series A-3 Preferred Stock (a)(b)(c)(d)(e)(f)	5,257,000
56,180	Clear Guide Medical, Inc. - Series A-4 Preferred Stock (a)(b)(c)(d)(e)(f)	507,000
157,563	Clear Guide Medical, Inc. - Series A-5 Preferred Stock (a)(b)(c)(d)(e)(f)	1,498,000
2,378,888	Clearsense, LLC - Common Shares (a)(b)(c)(d)(e)(f)	307,999
1,690	Level ATI HoldCo, LLC - Class A (a)(b)(c)(d)(e)(f)	4,610,000
1,880,968	Metro Diner, LLC - Series II Common Units (a)(b)(c)(e)(f)	1,207,000
3,500,000	Metro Diner, LLC - Series B Units (a)(b)(c)(e)(f)	2,842,000
8,800,000	Reach Enterprises, Inc. - Common Units (a)(b)(c)(d)(e)(f)	—
309,150	Reach Enterprises, Inc. - Series Seed-1 Preferred Units (a)(b)(c)(d)(e)(f)	—
1,288,103	Reach Enterprises, Inc. - Series Seed-2 Preferred Units (a)(b)(c)(d)(e)(f)	—
7,627,254	Waratek, Ltd. - Common Shares (a)(b)(c)(d)(e)(f)	4,023,885
635,838	Waratek, Ltd. - Series B-1 (a)(b)(c)(d)(e)(f)	—
756,826	Waratek, Ltd. - Series B-2 (a)(b)(c)(d)(e)(f)	—
426,036	WG Pitts Caribbean, LLC - Common Units (a)(b)(c)(d)(e)(f)	—

	TOTAL DIRECT PRIVATE EQUITY (Cost $37,048,629)	26,588,883

	DIRECT REAL ESTATE - 8.62%
—	Brookwood SFL Investor Co-Investment Vehicle, LLC (a)(b)(c)	1,292,038
1,800,000	LaGrange Senior Living, LLC - Class A Interests (a)(c)(d)(e)(f)	—

	TOTAL DIRECT REAL ESTATE (Cost 2,110,330)	1,292,038

	HEDGE FUND - 0%
—	Rosebrook Opportunities Fund LP (a)(b)(c)(d)(g)(h)	—

	TOTAL HEDGE FUND (Cost $994,053)	—

Wildermuth Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Interests, Shares, Principal, Amount, or Units	PRIVATE EQUITY DEBT - 0%	Fair Value
6,638,250	Reach Enterprises, Inc. - Convertible Note, 8.00%, 9/30/2024 (a)(b)(c)(d)(e)(f)(i)	$—
2,500,000	Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/1/2023 (a)(b)(c)(d)(e)(f)(i)(j)	—
2,033,611	The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2024 (a)(b)(c)(e)(f)(i)	—
4,436,896	WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 6/30/2023 (a)(c)(d)(e)(f)(j)	—

	TOTAL PRIVATE EQUITY DEBT (Cost $15,182,716)	—

	PRIVATE EQUITY FUNDS - 8.05%
—	Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund (a)(b)(c)(e)(g)(h)	854,200
—	EJF Sidecar Fund, Series LLC - Small Financial Equities Series (a)(c)(g)(h)	90,872
10	GPB Automotive Portfolio LP (a)(b)(c)(e)(f)(g)	260,486
—	Gravity Ranch Fund I LP (a)(b)(c)(e)(f)(g)(h)	—

	TOTAL PRIVATE EQUITY FUNDS (Cost $1,346,789)	1,205,558

	PRIVATE REAL ESTATE INVESTMENTS - 6.02%
92,075	ARCTRUST, Inc. (a)(c)(g)	851,466
56	Shopoff Land Fund III LP (a)(b)(c)(g)	50,680

	TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $931,418)	902,146

	PUBLIC REAL ESTATE INVESTMENT DEBT - 0.57%
88,054	Cottonwood Communities, Inc. - Promissory Note, 7.00%, 1/1/2031 (a)(c)(e)	86,009

	PUBLIC REAL ESTATE INVESTMENT DEBT (Cost $86,009)	86,009

	WARRANTS - 0%
1,442	Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 1/21/2028 (a)(b)(c)(e)(f)	—
172,792	Waratek, Ltd., Exercise Price $0.01 Euro, Expiration Date 1/22/2028 (a)(b)(c)(d)(e)(f)	—

	TOTAL WARRANTS (Cost $0)	—

Wildermuth Fund

Schedule of Investments

December 31, 2025 (Unaudited)

Shares	SHORT-TERM INVESTMENT - 3.28%	Fair Value
492,094	Fidelity Institutional Government Portfolio - Institutional Class, 3.66% (k)	$492,094

	TOTAL SHORT-TERM INVESTMENT (Cost $492,094)	492,094

	TOTAL INVESTMENTS (Cost $65,360,432) - 206.26%	30,907,787

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (106.26%)	(15,923,247)

	NET ASSETS - 100%	$14,984,540

(a) Illiquid Security. As of December 31, 2025, these securities amounted to $30,412,833 representing 202.96% of total net assets.

(b) Non-income Producing.

(c) Restricted Security. As of December 31, 2025, these securities amounted to $30,412,833 representing 202.96% of total net assets. Please refer to Investments in Restricted Securities section in the Notes to the Schedule of Investments.

(d) Denotes an investment in an affiliated entity. Please refer to the Investments in Affiliated Issuers section in the Notes to the Schedule of Investments.

(e) Level 3 security in accordance with fair value hierarchy.

(f) Security fair valued using method determined in good faith by the Valuation Designee designated by the Board of Trustees. As of December 31, 2025, these securities amounted to $27,012,569 representing 180.27% of total net assets.

(g) Private Fund. As of December 31, 2025, these securities amounted to $2,107,704 representing 14.07% of total net assets.

(h) Private Investment Company. As of December 31, 2025, these securities amounted to $945,072 representing 6.31% of total net assets.

(i) Payment-in-kind (PIK) security in which the issuer makes interest payments in the form of additional securities, as opposed to cash payouts. These additional securities generally have the same terms as the original holdings.

(j) Security is in default.

(k) Rate shown represents the 7-day effective yield at December 31, 2025, is subject to change and resets daily.

LLC - Limited Liability Company

LP - Limited Partnership

SLP - Special Limited Partnership

The accompanying notes are an integral part of this schedule of investments.

Wildermuth Fund

Notes to Schedule of Investments
December 31, 2025 (Unaudited)

Investments in Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith by the Valuation Designee in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost
Affinity Beverages, LLC	February 21, 2020	41,751	$175,000
ARCTRUST, Inc.	June 30, 2016	92,075	896,571
Auda Capital SCS SICAV SIF - Auda Asia Secondary Fund	April 2, 2018	—	213,949
Brookwood SFL Investor Co - Investment Vehicle, LLC	November 3, 2017	—	310,330
Clear Guide Medical, Inc. - Series A Preferred Stock	April 19, 2016	2,500	2,250,000
Clear Guide Medical, Inc. - Series A-2 Preferred Stock	March 6, 2018	134,898	500,000
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	July 16, 2018	763,283	3,085,394
Clear Guide Medical, Inc. - Series A-4 Preferred Stock	January 6, 2022	56,180	250,000
Clear Guide Medical, Inc. - Series A-5 Preferred Stock	August 15, 2022	157,563	750,000
Clearsense, LLC - Common Shares	February 20, 2019	2,378,888	9,799,865
Catalyst Resources,, LLC	December 14, 2018	1,976,034	1,976,034
Cottonwood Communities, Inc. - Promissory Note, 7.00%, 01/01/2031	June 22, 2021	88,054	86,009
EJF Sidecar Fund, Series LLC - Small Financial Equities Series	October 25, 2017	—	132,840
GPB Automotive Portfolio LP	March 13, 2015	10	500,000
Gravity Ranch Fund I LP	June 13, 2017	—	500,000
LaGrange Senior Living, LLC - Class A Interests	September 11, 2019	1,800,000	1,800,000

Wildermuth Fund

Notes to Schedule of Investments
December 31, 2025 (Unaudited)

Investments in Restricted Securities (continued)

Security	Initial Acquisition Date	Shares, Principal Amount, or Units	Cost
Level ATI HoldCo, LLC - Class A	September 10, 2018	1,690	$1,690,000
Metro Diner, LLC - Series B Units	November 16, 2017	3,500,000	2,276,542
Metro Diner, LLC - Series II Common Units	November 16, 2017	1,880,968	1,223,458
Reach Enterprises, Inc. - Common Units	August 8, 2019	8,800,000	2,758,800
Reach Enterprises, Inc. - Convertible Note, 8.00%, 09/30/2024	April 30, 2021	6,638,250	6,638,250
Reach Enterprises, Inc. - Convertible Note, 12.00%, 10/01/2023	October 2,2020	2,500,000	2,500,000
Reach Enterprises, Inc. - Series Seed-1 Preferred Units	August 5, 2020	309,150	458,000
Reach Enterprises, Inc. - Series Seed-2 Preferred Units	July 15, 2020	1,288,103	1,526,647
Rosebrook Opportunities Fund LP	November 29, 2017	—	994,053
Schweizer RSG, LLC, Exercise Price $112.50, Expiration Date 01/21/2028	February 28, 2023	1,442	—
Shopoff Land Fund III LP	September 11, 2019	56	34,846
The Work Shop Limited T/A RIP Global - Convertible Note, 12.00%, 12/31/2024	September 10, 2018	2,033,611	2,033,611
Thunder Investment Partners, LLC	November 2, 2018	2,066,031	2,066,031
Waratek, Ltd. - Common Shares	November 24, 2021	7,627,254	3,191,374
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028	June 5, 2018	172,792	—
Waratek, Ltd. - Series B-1	June 5, 2018	635,838	2,990,569
Waratek, Ltd. - Series B-2	December 28, 2017	756,826	3,696,940
WG Pitts Caribbean, LLC - Common Units	October 12, 2018	426,036	426,040
			$57,731,153

Wildermuth Fund

Notes to Schedule of Investments
December 31, 2025 (Unaudited)

Investments in Restricted Securities (continued)

Investments in Affiliated Issuers – Issuers that are considered affiliates, as defined in Section 2(a)(3) of the 1940 Act, of the Fund at period-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period, and prior period affiliated holdings that are no longer affiliated as of period-end.

Security Description	Beginning balance April 1, 2025	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value December 31, 2025	Investment Income
Clear Guide Medical, Inc.
Series A Preferred Stock	$5,173,000	$—	$—	$—	$—	$—	$5,173,000	$—
Clear Guide Medical, Inc.
Series A-2 Preferred Stock	988,000	—	—	—	—	—	988,000	—
Clear Guide Medical, Inc. - Series A-3 Preferred Stock	5,257,000	—	—	—	—	—	5,257,000	—
Clear Guide Medical, Inc.
Series A-4 Preferred Stock	507,000	—	—	—	—	—	507,000	—
Clear Guide Medical, Inc.
Series A-5 Preferred Stock	1,498,000	—	—	—	—	—	1,498,000	—
Clearsense, LLC - Common Shares	308,000	—	—	—	—	—	308,000	—
LaGrange Senior Living, LLC - Class A Interests(1)	—	—	—	—	—	—	—	—
Level ATI HoldCo, LLC - Class A(1)	4,610,000	—	—	940,272	—	—	5,550,272	—
Reach Enterprises, Inc. - Common Units(1)	—	—	—	—	—	—	—	—
Reach Enterprises, Inc. - Convertible Note - 8.00%, 09/30/2024(1)	—	—	—	—	—	—	—	—
Reach Enterprises, Inc. - Convertible Note - 12.00%, 10/01/2023(1)	—	—	—	—	—	—	—	—
Reach Enterprises, Inc.
- Series Seed-1 Preferred Units(1)	—	—	—	—	—	—	—	—

Wildermuth Fund

Notes to Schedule of Investments
December 31, 2025 (Unaudited)

Investments in Restricted Securities (continued)

Security Description	Beginning balance April 1, 2025	Purchases or Conversions	Sales or Conversions	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Ending Value December 31, 2025	Investment Income
Reach Enterprises, Inc. - Series Seed-2 Preferred Units(1)	—	—	—	—	—	—	—	—
Rosebrook Opportunities Fund LP(1)	—	—	—	—	—	—	—	—
Thunder Investment Partners, LLC(1)	112,204	—	—	—	—	—	112,204	—
Waratek, Ltd. - Common Shares(1)	3,702,714	—	—	321,171	—	—	3,191,374	—
Waratek, Ltd. - Series B-1(1)	—	—	—	—	—	—	—	—
Waratek, Ltd. - Series B-2(1)	—	—	—	—	—	—	—	—
Waratek, Ltd., Exercise Price 0.01 Euro, Expiration Date 01/22/2028(1)	—	—	—	—	—	—	—	—
WG Pitts Caribbean, LLC - Common Units(1)	—	—	—	—	—	—	—	—
WG Pitts Caribbean, LLC - Promissory Note, 12.00%, 6/30/2023(1)	—	—	—	—	—	—	—	—
	$22,155,918	$—	$—	$1,261,443	$—	$—	$22,584,850	$—